Other Current Assets and Other Current Financial Assets - Summary of Other Current Financial Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of other financial assets [abstract]
Restricted cash	$ 98		$ 504
Derivative financial instruments	707		233
Total	$ 805	$ 41	$ 737